Business Developments (Narrative) (Detail) ¥ in Millions						1 Months Ended	12 Months Ended
	Jan. 05, 2015 JPY (¥)	Mar. 20, 2014 JPY (¥)	Dec. 18, 2013 JPY (¥)	Sep. 20, 2013 JPY (¥)	Jun. 24, 2013 JPY (¥)	May. 31, 2013 JPY (¥)	Mar. 31, 2015 JPY (¥) shares	Mar. 31, 2014 JPY (¥) shares	Jan. 05, 2015 THB / shares shares	Dec. 18, 2013 THB / shares	Mar. 31, 2013 JPY (¥)
Schedule of Business Developments [Line Items]
Goodwill							¥ 807,610	¥ 728,515			¥ 417,956
Amount of intangible assets, other than goodwill, after measurement period adjustment applied							¥ 1,160,164	1,133,354
Amount of affiliate's ordinary shares acquired								¥ 75,136
Common stock, issued in exchange for the contribution in kind | shares							14,168,853,820	14,164,026,420
Noncontrolling Interests [Member]
Schedule of Business Developments [Line Items]
Amount of the allocated difference between the cash paid and the cost basis of assets and liabilities								¥ (13,839)
Change in noncontrolling ownership interests of a subsidiary including the contribution in kind							¥ 15,269
MUFG Americas Holdings Corporation (MUAH) [Member] | PB Capital Corporation's Institutional Commercial Real Estate (CRE) Lending Division [Member] | MUAH [Member] | MUB [Member]
Schedule of Business Developments [Line Items]
Business acquisition in cash					¥ 358,040
Goodwill								23,115
Amount of measurement period adjustment for goodwill applied to the acquisition date fair value
Reorganization of Mitsubishi UFJ Morgan Stanley PB Securities Co., Ltd. [Member] | Mitsubishi UFJ Morgan Stanley PB Securities Co., Ltd. [Member] | MUMSS [Member]
Schedule of Business Developments [Line Items]
Percentage of ownership acquired		75.00%
Percentage of the allocated difference between the cash paid and the cost basis of assets and liabilities		40.00%
Amount of the allocated difference between the cash paid and the cost basis of assets and liabilities		¥ 13,839
Reorganization of Mitsubishi UFJ Morgan Stanley PB Securities Co., Ltd. [Member] | Mitsubishi UFJ Morgan Stanley PB Securities Co., Ltd. [Member] | MUSHD [Member]
Schedule of Business Developments [Line Items]
Percentage of original interest in a subsidiary		51.00%
Reorganization of Mitsubishi UFJ Morgan Stanley PB Securities Co., Ltd. [Member] | Mitsubishi UFJ Morgan Stanley PB Securities Co., Ltd. [Member] | BTMU [Member]
Schedule of Business Developments [Line Items]
Percentage of original interest in a subsidiary		24.00%
Percentage of ownership in the shares of a subsidiary		25.00%
MUTB's Acquisition of Butterfield Fulcrum Group [Member] | FGL Lux Holdings, S.a.r.l. [Member] | MUTB [Member]
Schedule of Business Developments [Line Items]
Business acquisition in cash				¥ 30,191
Goodwill								14,443
Amount of intangible assets, other than goodwill, after measurement period adjustment applied								¥ 21,646
Amount of measurement period adjustment for goodwill applied to the acquisition date fair value
Amount of measurement period adjustment for intangible assets, other than goodwill applied to the acquisition date fair value
Percentage of ownership acquired				100.00%
BTMU's Acquisition of Vietnam Joint Stock Commercial Bank for Industry and Trade [Member] | VietinBank [Member] | BTMU [Member]
Schedule of Business Developments [Line Items]
Amount of affiliate's ordinary shares acquired						¥ 75,136
Percentage of ownership interest of equity method investee acquired						20.00%
BTMU's Acquisition of Bank of Ayudhya Public Company Limited [Member] | Noncontrolling Interests [Member]
Schedule of Business Developments [Line Items]
Change in noncontrolling ownership interests of a subsidiary including the contribution in kind	¥ 15,269
BTMU's Acquisition of Bank of Ayudhya Public Company Limited [Member] | Capital Surplus [Member]
Schedule of Business Developments [Line Items]
Change in noncontrolling ownership interests of a subsidiary including the contribution in kind	¥ (15,269)
BTMU's Acquisition of Bank of Ayudhya Public Company Limited [Member] | Krungsri [Member] | BTMU [Member]
Schedule of Business Developments [Line Items]
Business acquisition in cash			¥ 545,840
Goodwill			217,386
Amount of intangible assets, other than goodwill, recorded on acquisitions			¥ 214,607
Percentage of ownership acquired			72.01%
Percentage of ownership in the shares of a subsidiary									76.88%
Per share price on a Voluntary Tender Offer | THB / shares										THB 39
Noncontrolling interests recorded on acquisitions			¥ 202,223
Common stock, issued in exchange for the contribution in kind | shares									1,281,618,026
Shares issued in exchange for the contribution in kind, price per share | THB / shares									THB 40.49
Number of common shares in a subsidiary | shares									5,655,332,146